Share Based Compensation	12 Months Ended
Dec. 31, 2025
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION

18. SHARE BASED COMPENSATION

Share option plan (the “2016 Plan”)

On April 6, 2016, the shareholders and Board of Directors of the Company approved the 2016 Plan. Under the 2016 Plan, the maximum aggregate number of shares that may be issued shall not exceed 130,666,669. The terms of the options shall not exceed ten years from the date of grant. All share options to be granted under the 2016 Plan have a contractual term of six years and generally vest over 2 to 4 years in the grantee’s option agreement. The purpose of the 2016 Plan is to attract and retain exceptionally talented and qualified individuals, and to motivate them to exercise their best efforts on behalf of the Company through valuable incentives and awards. In 2024, the Company signed renewal agreements with employees whose contractual terms were expiring, extending the contractual terms by three years. As of March 31, 2025, all share awards for an aggregate of 130,666,669 ordinary shares have been granted and have vested pursuant to the 2016 Plan.

A summary of the employee equity award activity under the 2016 Plan is stated below:

	Number of options	Weighted- average exercise price	Weighted- average grant-date fair value	Weighted- average remaining contractual term	Aggregate intrinsic Value
		RMB	RMB	Years	RMB
Outstanding, December 31, 2024	49,270,000	0.06	0.06	1.1	—
Granted	—	—	—	—	—
Forfeited	—	—	—	—	—
Exercised	(14,270,000)	—	—	—
Outstanding, December 31, 2025	35,000,000	0.06	0.05	—	—
Vested and expected to vest on December 31, 2025	35,000,000	0.06	0.05	—	—
Exercisable on December 31, 2025	35,000,000	0.06	0.05	—	—

The fair value at grant date is independently determined using the binomial model that takes into account underlying assets, exercise price, expected volatility, risk-free interest rate, expected life, and expected dividend yield at date of grant.

The aggregate intrinsic value is calculated as the difference between the exercise price of the awards and the fair value of the underlying Ordinary Shares at each reporting date, for those awards that had exercise price below the estimated fair value of the relevant Ordinary Shares.

Share incentive plan (the “2025 Plan”)

On January 5, 2025, the shareholders and Board of Directors of the Company approved the 2025 Plan. Under the 2025 Plan, the maximum aggregate number of shares that may be issued shall not exceed 63,082,980. On April 27, 2025, the Company adopted the Amended and Restated 2025 Plan, pursuant to which the maximum aggregate number of Ordinary Shares available for grant of awards is increased to 192,502,980.

The terms of the options shall not exceed ten years from the date of grant. The purpose of the 2025 Plan is to selected directors, employees and other eligible persons to incentivize their performance and align their interests with the Company. Under the 2025 plan, restricted shares may be granted to staff members, consultants and non-employee directors

A summary of the restricted share activities under the 2025 Plan is stated below:

	Number of shares	Weighted- average grant-date fair value
		RMB
Outstanding, December 31, 2024	—	—
Granted	101,291,864	0.42
Vested	(101,291,864)	(0.42)
Canceled/Forfeited	—	—
Outstanding, December 31, 2025	—	—

The restricted shares granted in 2025 were issued with no requisite service period or performance conditions and vested immediately upon grant. The fair value of the restricted shares was determined based on the closing price of the Company’s ordinary shares on the respective grant dates. This closing price represented the observable market price at the grant date and was used as the best estimate of fair value for the restricted shares. Total share-based compensation cost for the restricted shares amounted to RMB42,047 for the year ended December 31, 2025. The Company determined the fair value of restricted shares based on its stock price on the date of grant.